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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6-30-04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Delta Partners LLC

Address:  One International Place Suite 2401
          Boston, MA 02110


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Camillone
Title:   Client Service Rep
Phone:   212-215-9177


Signature, Place, and Date of Signing:

   Paul Camillone                 New York, NY
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2
                                         ------------
Form 13F Information Table Entry Total:      52
                                         ------------
Form 13F Information Table Value Total:  $278,808,408
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

   1      28-10513                      Christopher Argyrople
-------   ---------------------------   --------------------------------
   2      28-10514                      Charles Jobson
-------   ---------------------------   --------------------------------

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                           FORM 13F INFORMATION TABLE



     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________________________

[Repeat as necessary.]


                              FORM 13F                                 6/30/2004
REPORTING MANAGER: UBS Securities LLC                                     Page 1


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                                                      VALUATION CURRENCY: USD

          ITEM 1              ITEM 2    ITEM 3         ITEM 4        ITEM 5             ITEM 6         ITEM 7         ITEM 8
      Name of Issuer          TITLE     CUSIP          FAIR        SHARES OF         INVEST. DESC.      MANA-    VOTING AUTHORITY
                               OF       NUMBER         MARKET      PRINCIPAL                    SHARED  GERS
                             CLASS                     VALUE        AMOUNT       SOLE   SHARED  OTHER         SOLE  SHARED   OTHER
                                                                                  (A)     (B)     (C)          (A)    (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
HYPERCOM CORP RSTD           OTC EQ    8358132    $10,520,250.00   1,245,000    N          X             1,2       1,245,000
RADYNE COMSTREAM INC         OTC EQ   8904825A     $2,200,688.00    274,400     N          X             1,2        274,400
WTS HOLLYWOOD MEDIA CORP     OTC EQ   8904829A      $285,000.00     150,000     N          X             1,2        150,000
INNOVO GROUP INC NEW         OTC EQ    9050711      $898,350.00     795,000     N          X             1,2        795,000
TRIPATH TECH INC             OTC EQ    9062912     $1,516,645.00    466,660     N          X             1,2        466,660
TAG-IT PACIFIC COMMON        OTC EQ    9143193     $2,783,808.00    644,400     N          X             1,2        644,400
ACE CASH EXPRESS INC         OTC EQ    4403101    $10,859,163.00    422,700     N          X             1,2        422,700
AIRTRAN HLDGS INC            COMMON   00949P108    $7,070,000.00    500,000     N          X             1,2        500,000
AVANCED AUTO PARTS INC       COMMON   00751Y106     $883,600.00      20,000     N          X             1,2         20,000
AMERICAN PHYSICIANS CAPITA   OTC EQ   28884104     $3,658,279.00    158,025     N          X             1,2        158,025
ALLIANCE GAMING CORPORATIO   COMMON   01859P609     $858,000.00      50,000     N          X             1,2         50,000
ON ASSIGNMENT INC            OTC EQ   682159108    $8,438,369.00   1,430,232    N          X             1,2       1,430,232
AMERICAN SAFETY INSURANCE    COMMON   G02995101    $1,552,034.00    103,400     N          X             1,2        103,400
AXT INC                      OTC EQ   00246W103     $465,275.00     237,385     N          X             1,2        237,385
BASF AG SPONS ADR            PREFER   55262505     $5,648,865.00    104,900     N          X             1,2        104,900
BOYD GAMING CORP             COMMON   103304101    $9,549,258.00    359,400     N          X             1,2        359,400
CIENA CORP                   OTC EQ   171779101     $83,442.00       22,552     N          X             1,2         22,552
CONEXANT SYSTEMS INC         OTC EQ   207142100     $626,603.00     144,712     N          X             1,2        144,712
AMERICAS CAR MART INC        OTC EQ   03062T105    $5,564,559.00    185,300     N          X             1,2        185,300
CYBEX INTERNATIONAL INC      COMMON  2.3252E+110    $375,870.00     100,500     N          X             1,2        100,500
D & K HEALTHCARE RESOURCES   OTC EQ   232861104     $612,000.00      51,000     N          X             1,2         51,000
DAN RIVER INC-GA CL A        OTC EQ   235774106     $52,578.00      876,300     N          X             1,2        876,300
ECI TELECOM LTD-ORD          OTC EQ   268258100    $1,853,491.00    271,375     N          X             1,2        271,375
FIRST CASH FINANCIAL SERVI   OTC EQ   31942D107   $18,026,948.00    847,131     N          X             1,2        847,131
GAMETECH INTERNATIONAL INC   OTC EQ   36466D102    $5,515,133.00    988,375     N          X             1,2        988,375
GOODYEAR TIRE & RUBBER CO    COMMON   382550101    $1,363,500.00    150,000     N          X             1,2        150,000
HYPERCOM CORP                COMMON   44913M105    $6,798,870.00    804,600     N          X             1,2        804,600
INTERNET CAPITAL GRP INC     OTC EQ   46059C205    $1,469,168.00    190,801     N          X             1,2        190,801
INNOVO GROUP INC WTS EX @$   OTC EQ    INNOWAR      $97,600.00      160,000     N          X             1,2        160,000
IRSA INVERSIONES Y           COMMON   450047204     $792,870.00     107,000     N          X             1,2        107,000
LONGS DRUG STORES CORP       COMMON   543162101    $2,640,022.00    110,600     N          X             1,2        110,600
LYONDELL PETROCHEMICAL CO    COMMON   552078107   $10,434,000.00    600,000     N          X             1,2        600,000
MIKOHN GAMING CORP           OTC EQ   59862K108    $4,898,375.00   1,012,061    N          X             1,2       1,012,061
NCRIC GROUP INC              OTC EQ   62886P103    $1,733,259.00    174,900     N          X             1,2        174,900
NOVA CHEMICALS CORP          COMMON   66977W109    $5,786,000.00    200,000     N          X             1,2        200,000
NEW FRONTIER MEDIA INC       OTC EQ   644398109    $7,056,869.00    827,300     N          X             1,2        827,300
NBTY INC                     COMMON   628782104   $26,877,743.00    914,520     N          X             1,2        914,520
NORTHWEST AIRLINES CORP-CL   OTC EQ   667280101    $5,004,000.00    450,000     N          X             1,2        450,000
PEP BOYS-MANNY MOE & JACK    COMMON   713278109    $2,028,000.00     80,000     N          X             1,2         80,000
PEDIATRIX MEDICAL GROUP IN   COMMON   705324101   $41,756,330.00    597,800     N          X             1,2        597,800
PANTRY INC                   OTC EQ   698657103    $1,746,790.00     80,128     N          X             1,2         80,128
QUAKER FABRIC CORP NEW       OTC EQ   747399103    $4,953,760.00    644,182     N          X             1,2        644,182
POORE BROTHERS INC           OTC EQ   732813100     $99,145.00       39,500     N          X             1,2         39,500
SONUS NETWORKS INC           OTC EQ   835916107     $220,047.00      46,035     N          X             1,2         46,035
STEINER LEISURE LTD          OTC EQ   P8744Y102   $11,853,731.00    539,051     N          X             1,2        539,051
SYKES ENTERPRISES INC        OTC EQ   871237103    $7,189,848.00    947,279     N          X             1,2        947,279
CALL TENET HEALTH JAN 25     CALL O   88033X5AE      $8,000.00      160,000     C          X             1,2        160,000
***PERUSAHAAN PERSEROAN      COMMON   715684106   $11,914,410.00    766,200     N          X             1,2        766,200
TRANS WORLD ENTERTAINMENT    OTC EQ   89336Q100    $4,375,734.00    436,700     N          X             1,2        436,700
TWEETER HOME ENTMT GROUP I   OTC EQ   901167106     $702,000.00     130,000     N          X             1,2        130,000
UNIFI INC                    COMMON   904677101    $7,094,116.00   2,421,200    N          X             1,2       2,421,200
WEBZEN INC                   OTC EQ   94846M102    $7,860,765.00   1,107,150    N          X             1,2       1,107,150
ZARLINK SEMICONDUCTOR INC    COMMON   989139100    $2,155,248.00    498,900     N          X             1,2        498,900
                                                    278,808,408